Goodwill - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Disclosure of reconciliation of changes in goodwill [line items]
Cost to sell expected to reach as percentage of entity value		2.00%
Adverse change in WACC	1.00%	1.00%
Additional recognition, goodwill		$ 14	$ 307
Impairment of goodwill	$ 2,500	$ 2,500
Probability in percentage terms of goodwill impairment		30.00%
Goodwill Impairment Scenario One [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage Increase In The Probability For Goodwill Impairment		5.00%
South Africa Cash Generating Unit [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of goodwill		$ (1,500)
Rest Of Africa Cash Generating Unit [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Impairment of goodwill		(1,000)
South Africa And Rest Of Africa Cash Generarting Units [Member] | Thirty Percentage Probability Of Occurrence [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Impact On Goodwill Impairment Loss		$ 6,000
Probability Of Goodwill Impairment In Percentage		30.00%
South Africa And Rest Of Africa Cash Generarting Units [Member] | Goodwill Impairment Scenario One [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Additional impairment charges to goodwill		$ 4,000
Bottom of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections	2.00%	2.00%
Probability in percentage terms of goodwill impairment		15.00%
Bottom of range [member] | Worst Case Scenario [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections	15.00%	15.00%
Top of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections	5.00%	5.00%
Probability in percentage terms of goodwill impairment		30.00%
Top of range [member] | Worst Case Scenario [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections	30.00%	30.00%
AB inBev [member]
Disclosure of reconciliation of changes in goodwill [line items]
Additional recognition, goodwill		$ 73	$ 389